ACCRUED EXPENSES - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Current tax payable	$ 9,134	$ 12,155
Interest expense	7,036	7,887
Vessel operating and drydocking expenses	6,503	6,824
Administrative expenses	778	363
Accrued expenses	23,451	27,229
Provision for interest and penalties	200	$ 100
Tax receivable, current	$ 600